SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES - Property and equipment (Details)	12 Months Ended
Dec. 31, 2021
Computer equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years
Computer equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years
Furniture and office equipment | Minimum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	5 years
Furniture and office equipment | Maximum
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	7 years
Capitalized software
Property, Plant and Equipment [Line Items]
Property plant and equipment useful life	3 years